CHANGING PARAMETERS FUND

CPMPX

(a Series of Northern Lights Fund Trust)

Supplement dated April 28, 2016 to the Prospectus and the Statement of Additional Information dated November 30, 2015

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Effective immediately, David Levenson will no longer be a portfolio manager of the Changing Parameters Fund. All references to David Levenson in the prospectus and SAI dated November 30, 2015 are hereby deleted.

Effective immediately, all references to the address for Changing Parameters, LLC in the prospectus and SAI dated November 30, 2015 are changed from 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025 to 171 Main Street, Suite 260 Los Altos, California 94022.

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This Supplement, and the Prospectus and Statement of Additional Information dated November 30, 2015, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-866-618-3456.

Please retain this Supplement for future reference.